SHARE BASED COMPENSATION - Fair Value Assumptions For Stock Options (Details) - $ / shares		3 Months Ended
	Dec. 30, 2017	Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	2.30%	2.64%
Expected life (in years)	6 years 5 months 9 days	6 years 5 months 27 days
Dividend yield	0.00%	0.00%
Volatility	33.95%	33.86%
Grant date fair value	$ 8.77	$ 7.49